                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


 NUMBER OF
  SHARES                                                                                             VALUE
-----------                                                                                    ----------------

             COMMON STOCKS (96.1%)
             Apparel/Footwear Retail (0.7%)
   890,400   Chico's FAS, Inc.*                                                                 $   25,162,704
                                                                                               ----------------
             Biotechnology (2.8%)
   182,800   Amgen Inc.*                                                                            10,640,788
   506,000   Genentech, Inc.*                                                                       28,644,660
   592,700   Genzyme Corp.*                                                                         33,926,148
   710,424   Gilead Sciences, Inc.*                                                                 25,433,179
                                                                                               ----------------
                                                                                                    98,644,775
                                                                                               ----------------
             Casino/Gaming (2.7%)
   282,338   Las Vegas Sands Corp.*                                                                 12,705,210
   746,300   Station Casinos, Inc.                                                                  50,412,565
   469,900   Wynn Resorts, Ltd.*                                                                    31,831,026
                                                                                               ----------------
                                                                                                    94,948,801
                                                                                               ----------------
             Chemicals: Agricultural (2.0%)
   363,230   Monsanto Co.                                                                           23,428,335
   517,200   Potash Corp. of Saskatchewan, Inc. (Canada)                                            45,260,172
                                                                                               ----------------
                                                                                                    68,688,507
                                                                                               ----------------
             Coal (2.1%)
 1,553,600   Peabody Energy Corp.                                                                   72,024,896
                                                                                               ----------------

             Computer Processing Hardware (6.0%)
 2,569,200   Apple Computer, Inc.*                                                                 107,058,564
 2,703,250   Dell, Inc.*                                                                           103,858,865
                                                                                               ----------------
                                                                                                   210,917,429
                                                                                               ----------------
             Contract Drilling (0.6%)
   426,600   Transocean Inc. (Cayman Islands)*                                                      21,952,836
                                                                                               ----------------

             Data Processing Services (1.7%)
   767,800   CheckFree Corp.*                                                                       31,295,528
   719,100   First Data Corp.                                                                       28,267,821
                                                                                               ----------------
                                                                                                    59,563,349
                                                                                               ----------------
             Discount Stores (5.1%)
 2,497,100   Target Corp.                                                                          124,904,942
 1,053,400   Wal-Mart Stores, Inc.                                                                  52,785,874
                                                                                               ----------------
                                                                                                   177,690,816
                                                                                               ----------------
             Electrical Products (0.6%)
   293,300   Cooper Industries Ltd. (Class A) (Bermuda)                                             20,976,816
                                                                                               ----------------

             Financial Publishing/Services (1.3%)
   553,800   Moody's Corp.                                                                          44,780,268
                                                                                               ----------------

             Food: Major Diversified (2.8%)
   432,000   Kellogg Co.                                                                            18,692,640
 1,521,700   PepsiCo, Inc.                                                                          80,695,751
                                                                                               ----------------
                                                                                                    99,388,391
                                                                                               ----------------
             Home Improvement Chains (1.6%)
 1,423,700   Home Depot, Inc. (The)                                                                 54,442,288
                                                                                               ----------------

             Hotels/Resorts/Cruiselines (2.8%)
 1,887,700   Carnival Corp. (Panama)                                                                97,801,737
                                                                                               ----------------

             Household/Personal Care (2.2%)
   706,350   Gillette Co. (The)                                                                     35,656,548
   755,500   Procter & Gamble Co. (The)                                                             40,041,500
                                                                                               ----------------
                                                                                                    75,698,048
                                                                                               ----------------
             Industrial Conglomerates (4.8%)
 3,117,000   General Electric Co.                                                                  112,399,020
   997,800   Tyco International Ltd. (Bermuda)                                                      33,725,640
   222,100   United Technologies Corp.                                                              22,578,686
                                                                                               ----------------
                                                                                                   168,703,346
                                                                                               ----------------
             Information Technology Services (0.7%)
   509,100   Cognizant Technology Solutions Corp. (Class A)*                                        23,520,420
                                                                                               ----------------

             Integrated Oil (1.4%)
 1,218,600   Suncor Energy, Inc. (Canada)                                                           48,999,906
                                                                                               ----------------

             Internet Software/Services (2.6%)
 2,702,900   Yahoo!, Inc.*                                                                          91,628,310
                                                                                               ----------------

             Investment Banks/Brokers (3.2%)
   696,175   Goldman Sachs Group, Inc. (The)                                                        76,572,288
   471,250   Legg Mason, Inc.                                                                       36,823,475
                                                                                               ----------------
                                                                                                   113,395,763
                                                                                               ----------------
             Major Telecommunications (1.8%)
 2,730,500   Sprint Corp. (Fon Group)                                                               62,118,875
                                                                                               ----------------

             Managed Health Care (4.4%)
   708,600   Caremark Rx, Inc.*                                                                     28,188,108
 1,324,950   UnitedHealth Group, Inc.                                                              126,373,731
                                                                                               ----------------
                                                                                                   154,561,839
                                                                                               ----------------
             Media Conglomerates (1.8%)
 1,993,825   News Corp. (Class B)                                                                   35,111,258
 1,549,900   Time Warner, Inc.*                                                                     27,200,745
                                                                                               ----------------
                                                                                                    62,312,003
                                                                                               ----------------
             Medical Specialties (6.2%)
   895,400   Alcon, Inc. (Switzerland)                                                              79,950,266
   185,871   Kinetic Concepts, Inc.*                                                                11,087,205
 1,422,300   Medtronic, Inc.                                                                        72,466,185
   698,025   Zimmer Holdings, Inc.*                                                                 54,313,325
                                                                                               ----------------
                                                                                                   217,816,981
                                                                                               ----------------
             Miscellaneous Commercial Services (0.5%)
   379,800   Laureate Education Inc.*                                                               16,251,642
                                                                                               ----------------

             Oil & Gas Production (2.2%)
 1,496,750   Ultra Petroleum Corp. (Canada)*                                                        76,034,900
                                                                                               ----------------

             Oilfield Services/Equipment (2.7%)
   452,000   Halliburton Co.                                                                        19,549,000
 1,043,000   Schlumberger Ltd. (Netherlands Antilles)                                               73,510,640
                                                                                               ----------------
                                                                                                    93,059,640
                                                                                               ----------------
             Other Consumer Services (5.7%)
 1,022,807   Apollo Group, Inc. (Class A)*                                                          75,749,086
 3,332,100   eBay, Inc.*                                                                           124,154,046
                                                                                               ----------------
                                                                                                   199,903,132
                                                                                               ----------------
             Other Metals/Minerals (1.3%)
   985,500   Cameco Corporation (Canada)                                                            43,598,520
                                                                                               ----------------

             Packaged Software (3.0%)
   828,300   Adobe Systems, Inc.                                                                    55,636,911
 2,066,600   Microsoft Corp.                                                                        49,949,722
                                                                                               ----------------
                                                                                                   105,586,633
                                                                                               ----------------

             Pharmaceuticals: Major (6.5%)
 2,330,800   Johnson & Johnson                                                                     156,536,528
   609,900   Novartis AG (ADR) (Switzerland)                                                        28,531,122
 2,342,700   Schering-Plough Corp.                                                                  42,520,005
                                                                                               ----------------
                                                                                                   227,587,655
                                                                                               ----------------
             Precious Metals (4.3%)
 3,511,425   Newmont Mining Corp.                                                                  148,357,706
                                                                                               ----------------

             Property - Casualty Insurers (0.9%)
    11,511   Berkshire Hathaway, Inc. (Class B)*                                                    32,875,416
                                                                                               ----------------

             Semiconductors (2.0%)
 1,863,900   Marvell Technology Group, Ltd. (Bermuda)*                                              71,461,926
                                                                                               ----------------

             Specialty Stores (1.0%)
 1,177,180   PETsMART, Inc.                                                                         33,843,925
                                                                                               ----------------

             Specialty Telecommunications (0.8%)
 1,818,674   Crown Castle International Corp.*                                                      29,207,905
                                                                                               ----------------

             Telecommunication Equipment (1.8%)
 1,704,612   QUALCOMM, Inc.                                                                         62,474,030
                                                                                               ----------------

             Wireless Telecommunications (1.5%)
 1,786,600   Nextel Communications, Inc. (Class A)*                                                 50,775,172
                                                                                               ----------------

             TOTAL COMMON STOCKS
               (Cost $ 3,014,917,485)                                                            3,356,757,306
                                                                                               ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (6.1%)
             REPURCHASE AGREEMENT
  $214,121   Joint Repurchase Agreement Account 2.845% due 04/01/05
             (dated 03/31/05; proceeds $214,137,922)(a)
             (Cost $ 214,121,000)                                                                  214,121,000
                                                                                               ----------------

                       TOTAL INVESTMENTS
                         (Cost $ 3,229,038,485)(b)                                 102.2%        3,570,878,306
                       LIABILITIES IN EXCESS OF OTHER ASSETS                        (2.2)          (75,813,894)
                                                                            --------------     ----------------
                       NET ASSETS                                                  100.0%       $3,495,064,412
                                                                            ==============     ================

    ADR      American Depository Receipt.
     *       Non-income producing security.
    (a)      Collateralized by federal agency and U.S. Treasury obligations.
    (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 390,193,042 and the aggregate gross unrealized depreciation is $ 48,253,221, resulting in net unrealized appreciation of $ 341,939,821.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       5